Disaggregation of Revenues (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenues [Line Items]
Revenue amount	$ 92,909	$ 143,885	$ 350,859		$ 413,837	$ 628,149	$ 507,920
Related Party [Member]
Disaggregation of Revenues [Line Items]
Revenue amount	$ 68,063	$ 38,921	169,110		$ 180,405	221,894	$ 266,142
Related Party [Member] | FAST Channel Buildouts [Member]
Disaggregation of Revenues [Line Items]
Revenue amount			157,110			175,394
Related Party [Member] | Channel Streaming [Member]
Disaggregation of Revenues [Line Items]
Revenue amount			12,000			46,500
Advertising Space [Member]
Disaggregation of Revenues [Line Items]
Revenue amount			130,052	$ 271,638
Advertising Space [Member] | FreeCast Ad Platform [Member]
Disaggregation of Revenues [Line Items]
Revenue amount						146,638
Media Distribution Services [Member]
Disaggregation of Revenues [Line Items]
Revenue amount			$ 125,000			$ 125,000